Offerings	Jul. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	a. The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. c. An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.20 per share
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c. 5a. Representing rights to purchase any combination of our debt securities, common stock, preferred stock or other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See Notes 1a., 1b., and 1c.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.20 per share
Amount Registered | shares	31,990,880
Maximum Aggregate Offering Price	$ 703,799,360.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266420
Carry Forward Initial Effective Date	Jul. 29, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 107,751.68
Offering Note	See Notes 1a. 10a. The Company previously registered the offer and sale of 111,414,652 shares of its common stock by means of a 424(b)(2) prospectus supplement, dated March 3, 2025 (the "2025 Prospectus Supplement"), filed with the Securities and Exchange Commission ("SEC") pursuant to a registration statement on Form S-3 (Registration No. 333-266420) filed with the SEC on July 29, 2022 (the "Prior Registration Statement"). In connection with the filing of the 2025 Prospectus Supplement, the Company paid a filing fee of $375,266.83 in connection with the registration of 111,414,652 shares of common stock. Of those shares of common stock, 79,423,772 shares of common stock have been sold, and 31,990,880 shares of common stock remain unsold (the "Carry-Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry-Forward Securities previously registered on the Prior Registration Statement. The registration fees of $107,751.68 (based on the filing fee rates in effect at the time such shares were initially registered) with respect to the Carry-Forward Securities paid in connection with the 2025 Prospectus Supplement will continue to be applied to such securities, and no additional filing fee is due with respect to the Carry-Forward Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.